8. STOCK OPTIONS AND WARRANTS: Schedule of Assumptions Used (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Assumptions Used

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Risk-free interest rate	1.25%	n/a	1.27%
Expected life	5 years	n/a	5 years
Expected volatility	166.63%	n/a	137.37%
Expected dividend yield	nil	n/a	nil